UNCONSOLIDATED STRUCTURED ENTITIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of unconsolidated structured entities [abstract]
Disclosure of interests in unconsolidated structured entities [text block]

			Grupo
			Aval’s managed
December 31, 2020	Securitizations		funds		Total

Grupo Aval’s interest-assets
Investments at fair value through profit or loss	Ps.	7,385	Ps.	5,079,993	Ps.	5,087,378
Other account receivables		—		25,183		25,183
Total assets in relation to Grupo Aval’s interests in the unconsolidated structured entities		7,385		5,105,176		5,112,561
Grupo Aval’s maximum exposure (*)	Ps.	7,385	Ps.	5,105,176	Ps.	5,112,561

(*) Represent 1.58%, respectively of the Grupo Aval’s managed funds total assets.

			Grupo
			Aval’s managed
December 31, 2019	Securitizations		funds		Total

Grupo Aval’s interest-assets
Investments at fair value through profit or loss	Ps.	10,102	Ps.	3,486,646	Ps.	3,496,748
Other account receivables		—		40,149		40,149
Total assets in relation to Grupo Aval’s interests in the unconsolidated structured entities		10,102		3,526,795		3,536,897
Grupo Aval’s maximum exposure (*)	Ps.	10,102	Ps.	3,526,795	Ps.	3,536,897

(*) Represent 1.26%, respectively of the Grupo Aval’s managed funds total assets.